CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Investments:
Debt Securities, Available-for-sale		$ 3,908,200	$ 3,788,600
Short-term investments, available for sale		169,300
Short-term investments, trading at fair value		11,000
Catastrophe bonds, trading at fair value (amortized cost — 2023: $2.4 and 2022: $5.1)		2,400	2,900
Privately-held Investments	[1]	482,400	533,000
Investments, equity method		7,000	6,200
Other investments, at fair value (2)	[2]	213,400	221,300
Investments, Excluding Derivative Assets		6,272,200	6,085,800
Cash and cash equivalents (including cash within consolidated variable interest entities of — $11.42048409 and $65.7448377)	[3]	1,061,500	959,200
Reinsurance recoverables:
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2023: $3.3 — 2022: $3.7)		4,658,000	4,897,700
Ceded unearned premiums		837,300	737,300
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2023: $21.6 — 2022: $25.0)		1,676,800	1,482,400
Other receivables		160,300	179,400
Funds withheld		59,400	102,600
Deferred acquisition costs		353,100	319,000
Derivative assets		17,200	56,200
Receivables for securities sold		16,600	13,500
Tax assets		110,900	140,900
Other assets		148,100	161,500
Intangible assets and goodwill		21,700	21,800
Total assets		15,393,100	15,157,300
Insurance reserves
Losses and loss adjustment expenses		7,740,900	7,710,900
Unearned premiums		2,623,500	2,457,500
Total insurance reserves		10,364,400	10,168,400
Reinsurance premiums		1,833,700	1,980,100
Payables
Tax liabilities		800	11,800
Accrued expenses and other payables (4)	[4]	171,400	201,800
Payables for securities purchased		46,100	6,900
Operating lease liabilities		91,300	95,500
Derivative liabilities		36,800	34,900
Short-term debt		299,900	299,900
Total liabilities		12,844,400	12,799,300
Commitments and contingent liabilities (see Note 12)		0	0
Ordinary shares:
60,395,839 ordinary shares of par value $0.01 each (December 31, 2022 — 60,395,839 shares)		604	604
Preference shares, value		753,500	753,500
Additional paid-in capital (5)	[5]	761,200	761,200
Retained earnings		1,525,700	1,349,000
Accumulated other comprehensive (loss)		(492,300)	(506,300)
Total shareholders' equity		2,548,700	2,358,000
Total liabilities and shareholders’ equity		15,393,100	15,157,300
Fixed Income Investments
Investments:
Debt Securities, Available-for-sale		3,908,200	3,788,600
Fixed Income Investments
Investments:
Debt Securities, Trading		$ 1,478,500	1,475,500
Short-term investments
Investments:
Short-term investments, available for sale			52,000
Short-term investments, trading at fair value			$ 6,300

[1]	Privately-held investments includes related party investments totaling $42.7 million (December 31, 2022 — $44.8 million).
[2]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)
[3]	Cash and cash equivalents includes restricted cash of $312.1 million (June 30, 2022 — $387.3 million) which are held in trusts.
[4]	Includes amounts due to related parties of $2.4 million for investment management fees (December 31, 2022 — $4.5 million), and $2.5 million for management consulting fees (December 31, 2022 — $1.3 million).
[5]	(5) Preference shares of $775.0 million, less issuance costs of $21.5 million (December 31, 2022 — $775.0 million and $21.5 million) were previously presented within additional paid-in capital.